WARRANTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Shares
Warrants outstanding - beginning of year	19,550,817	6,711,733
Warrants exercised	(2,838,777)
Warrants granted	2,807,018	12,839,084
Warrants expired
Warrants outstanding - end of period	19,519,058	19,550,817
Weighted Average Exercise Price
Warrants outstanding - beginning of year	$ 0.17	$ 0.35
Warrants exercised	$ 0.06
Warrants granted	$ 0.30	$ 0.08
Warrants expired
Warrants outstanding - end of period	$ 0.21	$ 0.17